Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Shareholders' Equity	Shareholders’ Equity
Authorized Shares
At December 31, 2020 and 2019, the total authorized share capital (common and preferred) of the Company was $200 million.
Common Shares
At December 31, 2020 and 2019, 100 million authorized and issued Class A common shares of $0.00000001 par value each were owned by EXOR Nederland N.V.
Redeemable Preferred Shares
At December 31, 2020, the Company's issued and outstanding redeemable preferred shares, each with a par value of $1.00 per share, were as follows (in millions of U.S. dollars, except number of shares and percentage amounts):

	Series G	Series H	Series I	Total
Date of issuance	May 2016	May 2016	May 2016
Number of preferred shares outstanding	6,415,264	11,753,798	7,320,574	25,489,636
Annual dividend rate	6.5%	7.25%	5.875%
Underwriting discounts and commissions (1)	$5.4	$9.5	$6.4	$21.3
Aggregate liquidation value, at $25 per share	$160.4	$293.8	$183.0	$637.2

(1)    Underwriting discounts and commissions represent the original amounts paid to issue Series D, E and F shares. These amounts were reallocated on a pro-rata basis between the previously issued and the newly issued shares as a result of the share exchange in May 2016 for $nil consideration described below.
At December 31, 2019, the Company's issued and outstanding redeemable preferred shares, each with a par value of $1.00 per share, also included Series F preferred shares and totaled 28,169,062.
Following the acquisition by EXOR N.V. (subsequently renamed EXOR Nederland N.V.) in 2016, the Company launched an exchange offer whereby participating preferred shareholders could exchange any or all existing preferred shares for newly issued preferred shares reflecting, subject to certain exceptions, an extended call date of the fifth anniversary from the date of issuance, and a restriction on payment of dividends on common shares declared with respect to any fiscal quarter to an amount not exceeding 67% of net income during such fiscal quarter until December 31, 2020, when the restriction expired. As a result of the exchange offer, the Company cancelled the Series D, E and F preferred shares tendered in the exchange offer. Non-tendered preferred shares not exchanged and the new Series G, H and I preferred shares remained outstanding and continued to be listed on the NYSE. The terms of the newly issued preferred shares would otherwise remain identical in all material respects to the Company’s existing preferred shares, which are described below.
The redemption price of all preferred shares is $25 per share plus accrued and unpaid dividends. In the event of liquidation of the Company, the preferred shares rank on parity with each other, but rank senior to the common shares, and the holders of the preferred shares would receive a distribution of $25 per share. In addition, upon liquidation, non-cumulative Series I preferred shares would receive any declared but unpaid dividends while the cumulative Series G and H preferred shares would receive any accrued but unpaid dividends.
On October 22, 2020, the Company redeemed 2,679,426 Series F preferred shares at $25 per share for an aggregate liquidation value of $67 million. In addition, unpaid preferred dividends accrued to the redemption date totaling $1 million were paid. In connection with the redemption, the Company recognized a loss of $2 million related to the deferred issuance costs paid upon issuance which were included in Additional paid-in capital related to the Series F preferred shares. There was no additional gain or loss on redemption to recognize as the redemption price and the initial consideration received on the issue of preferred shares were both $25 per share. The loss of $2 million was recognized as a deemed preferred dividend in retained earnings and in determining the Net income attributable to common shareholder.
The Company may redeem each of the Series G, H and I preferred shares on or after May 1, 2021.
Dividends on the Series I preferred shares are non-cumulative and are payable quarterly. Dividends on the Series G and H preferred shares are cumulative from the date of issuance and are payable quarterly in arrears.